Stockholders' Equity	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Stockholders' Equity

(15)	Stockholders' Equity
The following information should be read in conjunction with the Consolidated Statement of Stockholders' Equity.
Stock Split
On April 12, 2018, the Company effected a 3,022,259.23 to one stock split of the Company's then outstanding common stock. We have retroactively applied this split to all share presentations, as well as "Net income (loss) per share" and "Income (loss) from continuing operations per share" calculations for the periods presented.
Conditional Dividend to Pre-IPO Stockholder
On April 19, 2018, we declared a $160 million cash dividend payable to Brookfield, the sole pre-IPO stockholder. Payment of this dividend was conditional upon (i) the Senior Secured First Lien Net Leverage Ratio (as defined in the 2018 Credit Agreement), as calculated based on our final financial results for the first quarter of 2018, being equal to or less than 1.75 to 1.00, (ii) no Default or Event of Default (as defined in the 2018 Credit Agreement) having occurred and continuing or that would result from the payment of the dividend and (iii) the payment occurring within 60 days from the dividend record date. The conditions of this dividend were met upon filing of our first quarter report on Form 10-Q and the dividend was paid on May 8, 2018.
Brookfield Promissory Note
On April 19, 2018, we declared a dividend in the form of the Brookfield Promissory Note to the sole pre-IPO stockholder. This note was repaid on June 15, 2018 with proceeds from our Incremental Term Loans. See Note 7 "Debt and Liquidity".
Initial Public Offering
On April 23, 2018, we completed the IPO of 35,000,000 shares of our common stock at a price of $15 per share. This offering represented a sale of 11.6% of our sole pre-IPO stockholder's ownership in the Company.
On April 26, 2018, we closed the sale of an additional 3,097,525 shares of common stock at a price to the public of $15 per share from the pre-IPO stockholder, as a result of the partial exercise by the underwriters in our IPO of their overallotment option.  After giving effect to the partial exercise of the overallotment option, the total number of shares of common stock sold by the pre-IPO stockholder was 38,097,525.
The Company did not receive any proceeds related to the offering. We have incurred $5.1 million of legal, accounting, printing and other fees associated with this offering through December 31, 2018, which was recorded in "Selling and administrative" expenses in the Consolidated Statements of Operations.
Dividends
The Board of Directors declared and paid a dividend of $0.0645 per share for the first quarter of 2018 totaling $19.5 million, which was paid on June 29, 2018 and represented a prorated quarterly dividend of $0.085 (or $0.34 per annum) per share of our common stock prorated from the date of our IPO, April 23, 2018 to June 30, 2018. We paid our regular quarterly dividends of $0.85 per share on September 28 and December 31, 2018. Additionally, we paid a special dividend to stockholders of $0.70 per share on December 31, 2018.
      Follow-on Offering and Common Stock Repurchase
On August 13, 2018, Brookfield completed an underwritten public secondary offering (the "Offering") of 23,000,000 shares of our common stock at a price to the public of $20.00 per share. The Company did not receive any proceeds related to the Offering. Pursuant to a share repurchase agreement with Brookfield, we concurrently repurchased 11,688,311 shares directly from Brookfield. The price per share paid by us in the repurchase was equal to the price at which the underwriters purchased the shares from Brookfield in the Offering net of underwriting commissions and discounts. We funded the share repurchase from cash on hand. The terms and conditions of the share repurchase were reviewed and approved by the audit committee of our board of directors, which is comprised solely of independent directors. All repurchased shares were retired.
The balance in our accumulated other comprehensive income (loss) is set forth in the following table:

	As of December 31, 2018	As of December 31, 2017
	(Dollars in thousands)
Foreign currency translation adjustments, net of tax	$(2,922)	$15,468
Commodities and foreign currency derivatives, net of tax	(2,878)	4,821
Total accumulated comprehensive (loss) income	$(5,800)	$20,289